Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	Sol-Gel Technologies Ltd.
Entity Central Index Key	0001684693
Document Type	20-F/A
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Amendment Flag	true
Amendment Description	On April 4, 2022, Sol-Gel Technologies Ltd. (the “Company”) filed its Annual Report on Form 20-F for the fiscal year ended December 31, 2021 (the “Original Form 20-F”). This Amendment No. 1 (the “Amendment”) amends the Original Form 20-F solely to (i) correct typographical errors in Item 4 – Information on the Company and (ii) add the date of the report of our independent accounting firm, Kesselman & Kesselman, a member of PricewaterhouseCoopers International Limited. This Amendment speaks as of the original filing date and does not reflect events occurring after the filing of the Original Form 20-F. No revisions are being made to the Company’s financial statements or any other disclosure contained in the Original Form 20-F. This Amendment does not otherwise update any exhibits as originally filed or previously amended. In addition, as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), new certifications by the Company’s principal executive officer and principal financial officer are filed herewith as exhibits to this Amendment pursuant to Rule 13a-14(a) of the Exchange Act and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).
Entity Address, Address Line One	7 Golda Meir St
Entity Address, Address Line Two	Weizmann Science Park
Entity Address, City or Town	Ness Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7403650
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-38367
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
Document Transition Report	false
Document Annual Report	true
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	L3
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	23,126,804
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Entity Shell Company	false
Security Exchange Name	NASDAQ
Trading Symbol	SLGL
Title of 12(b) Security	Ordinary Shares
Auditor Firm ID	1309
Auditor Location	Tel-Aviv, Israel
Auditor Name	Kesselman & Kesselman
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Gilad Mamlok
Entity Address, Address Line One	7 Golda Meir St
Entity Address, Address Line Two	Weizmann Science Park
Entity Address, City or Town	Ness Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7403650
City Area Code	972
Local Phone Number	8-9313429
Contact Personnel Fax Number	972-153-523044444